OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM LIABILITIES.
OTHER LONG-TERM LIABILITIES

16— OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	2021	2020
Provision for retirement indemnities (Japan & France), less current portion	2,281	2,273
Provision for employee termination indemnities (Korea) less current portion	97	69
Provision for Asset Retirement Obligation (Japan) less current portion	109	113
Provision for warranty costs, less current portion	46	106
Conditional government advances, less current portion	—	1,097
Accrued interest less current portion	—	62
Total	2,534	3,720

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2021 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management’s best estimate based on the following assumptions as of year-end :

	Pension benefits France
	2021	2020
Discount rate	1.05%	0.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24

	Pension benefits Japan
	2021	2020
Discount rate	0.60%	0.60%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

In 2021, provision presentation according to ASC 715 in thousands of euros :

	France	Japan
Non-current liabilities	1,080	1,200
Current liabilities	—	102
Accumulated other comprehensive income (loss)	(38)	(126)
Total	1,042	1,176

In 2020, provision presentation according to ASC 715 in thousands of euros:

	France	Japan
Non-current liabilities	1,032	1,241
Current liabilities	80	69
Accumulated other comprehensive income (loss)	(111)	(130)
Total	1,000	1,181

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three years ending December 31, 2021 is as follows :

France	2021	2020	2019
Change in benefit obligations:
Benefit obligations at beginning of year	1,111	969	976
Service cost	90	88	68
Interest cost	6	9	16
Net loss or (gain)	—	—	2
Actuarial (gain) or loss	(72)	46	(93)
Amortization of net prior service cost	—	1	1
Benefits paid	(56)	—	—
Benefit obligations at end of year (1)	1,080	1,111	969
Unrecognized actuarial (gain) loss (2)	22	94	48
Unrecognized prior service cost (2)	16	17	18
Accrued pension cost	1,042	1,000	902
(1)	The accumulated benefit obligation was €780 thousand and €800 thousand at December 31, 2021 and 2020 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2021 is 0 thousand.

Japan	2021	2020	2019
Change in benefit obligations:
Benefit obligations at beginning of year	1,310	1,230	1,311
Service cost	120	123	140
Interest cost	7	7	6
Amortization of net loss	—	1	27
Actuarial (gain) / loss	—	(1)	(294)
Benefits paid	(97)	(5)	(3)
Exchange rate impact	(39)	(44)	42
Benefit obligations at end of year(1)	1,302	1,310	1,230
Unrecognized actuarial (gain) loss (2)	126	130	136
Unrecognized prior service cost (2)	—	—	—
Accrued pension cost	1,176	1,181	1,093
(1)	The accumulated benefit obligation was €1,123 thousand and €1,134 thousand at December 31, 2021 and 2020, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2021 is 0 thousand.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan
2022	—	102
2023	67	110
2024	—	152
2025	—	162
2026	91	160
2027-2031	277	449
	435	1,135